INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－12 INCOME TAXES

The provision for income taxes consisted of the following:

	Six Months ended June 30,
	2024	2023
	$’000	$’000

Under provision for previous year	1	62

Income tax expense	1	62

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

BVI

MWE is considered to be an exempted British Virgin Islands Company and are presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

Multi Ways SG is operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax period.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the six months ended June 30, 2024 and 2023 are as follows:

	Six Months ended June 30,
	2024	2023
	$’000	$’000

Income (loss) before income taxes	78	(4,733)
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	13	(805)
Tax effect of non-taxable income	(13)	(805)
Under provision for previous year	1	62

Income tax expense	1	62

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of June 30, 2024 and December 31, 2023:

	As of June 30, 2024	As of December 31, 2023
	$’000	$’000

Deferred tax asset:
Accelerated tax depreciation	11	11

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended June 30, 2024 and 2023 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2024.

NOTE－13 INCOME TAXES

The provision for income taxes consisted of the following:

	Financial Years ended December 31,
	2023	2022	2021
	$’000	$’000	$’000

Income tax current year	10	529	500
Over provision for previous years	(50)	-	(270)
Deferred tax	(13)	-	-

Income tax (benefit) expense	(53)	529	230

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

BVI

MWE is considered to be an exempted British Virgin Islands Company and are presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

Multi Ways SG is operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2023, 2022 and 2021 are as follows:

	Financial Years ended December 31,
	2023	2022	2021
	$’000	$’000	$’000

Income before income taxes	1,686	1,557	2,031
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	287	265	345
Tax effect of non-taxable income	(443)	(62)	-
Tax effect of non-deductible items	156	339	156
Tax refund	(49)	-	(263)
Tax holiday	3	(13)	(8)

Other	(7)	-	-

Income tax (benefit) expense	(53)	529	230

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of December 31, 2023 and 2022:

	Financial Years ended December 31,
	2023	2022	2021
	$’000	$’000	$’000

Deferred tax asset:
Accelerated tax depreciation	11	8	8

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2022, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended December 31, 2023, 2022 and 2021 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2023.